Loans and asset quality - Credit Risk Profile by Grade (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	$ 54,953	$ 56,564
Wealth management loans and mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	16,190	15,965
Wealth management loans and mortgages | Wealth management mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	8,796	8,958
Investment grade | Wealth management loans and mortgages | Wealth management loans:
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	7,254	6,901
Non-investment grade | Wealth management loans and mortgages | Wealth management loans:
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	140	106
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	1,789	2,132
Commercial | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	1,744	2,036
Commercial | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	45	96
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	5,582	4,787
Commercial real estate | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	5,045	4,184
Commercial real estate | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	537	603
Financial institutions
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	12,478	11,583
Financial institutions | Investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	10,265	9,586
Financial institutions | Non-investment grade
Financing Receivable, Credit Quality Indicator [Line Items]
Loans	$ 2,213	$ 1,997